VESSELS (Details) $ in Thousands	Jun. 30, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	20	20
Vessels and Drydocking Cost	$ 1,232,383	$ 1,232,121
Less Accumulated Depreciation and Impairment Loss on Vessels	(491,581)	(463,537)
Net Book Value Vessels	$ 740,802	$ 768,584